Average Annual Total Returns - Core Bond Fund	None 1 Year	None 5 Years	None 10 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.73%	4.94%	4.14%	7.51%	4.44%	3.84%